N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: July 31, 2023

Item 1. REPORTS TO STOCKHOLDERS.

Viking Mutual Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Annual Report | July 31, 2023

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian UMB Bank 928 Grand Blvd. Kansas City, MO 55479
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (each a “Fund” and collectively the “Funds”) for the annual period ended July 31, 2023. The Funds’ portfolios and related financial statements are presented within for your review.

Economic Recap

The Federal Open Market Committee ("FOMC" or "Committee") in their July meeting decided to raise the target range for the federal funds rate to 5-1/4 to 5-1/2 percent. This was the 11th increase by the Committee in the current tightening cycle. The Committee noted recent indicators suggest that economic activity has been expanding at a moderate pace. Job gains have been robust in recent months, and the unemployment rate has remained low. Inflation remains elevated. The U.S. banking system is sound and resilient. Tighter credit conditions for households and businesses are likely to weigh on economic activity, hiring, and inflation. The extent of these effects remains uncertain. The Committee is strongly committed to returning inflation to its 2 percent objective.

Municipal Bond Market Recap

Interest rates continued to rise in the first half of the annual period as they had since the beginning of the 2022 calendar year. Rising rates weighed on the market as persistent inflation led to expectations of continued strong policy tightening by the Federal Reserve. Less favorable supply/demand dynamics also weighed on performance early in the first quarter of the annual period. Interest rates began to fall in the second quarter of the annual period. Rates fell as inflation readings begin to moderate. Some economic numbers began to show signs of a slowing economy as the effects of the Fed’s aggressive rate hikes began to impact the economy.

In the beginning of the second half of the annual period, strong economic data led to a sharp selloff in bonds as expectations of a pause in policy tightening waned. In March however, municipals rallied as investors searched for safety in the midst of a volatile equity market due to the failure of Silicon Valley Bank and the possible ripple effects in the economy. In May interest rates rose as banking concerns subsided, and economic data came in stronger than expected. The Federal Reserve members also maintained a hawkish tone in their rhetoric. In June and July the municipal market rallied finishing the period on a strong note as seasonal strength due to improved supply/demand pushed municipal prices higher.

For the annual period the municipal market finished up 0.93% as measured by the Bloomberg Barclays Municipal Bond Index. Intermediate maturity bonds outperformed, the longer and shorter portions of the curve. Issuance for the period totaled $290.2 billion nationally, a 16.6% decrease from the preceding 12-month period. State issuance was down in Kansas, Maine, Montana, Nebraska, North Dakota, and Oklahoma versus the prior annual period.

Fund Performance

The Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota had total returns of -1.98%, -1.74%, -1.56%, -1.34%, -0.76%, and -2.18% for Class A Shares and -1.74%, -1.50%, -1.32%, -1.09%, -0.51%, and -1.94% for Class I Shares, respectively, during the annual period ended July 31, 2023. These compare to the Morningstar Muni Single State Intermediate Category which returned -0.31% for the period. The Funds’ returns also compare to the Bloomberg Barclays Capital Municipal Index’s return of -0.93%. The Funds underperformed the index during the period due to having a higher average maturity. Additionally, the index is unmanaged, incurs no expenses, and it is not possible to invest directly in an unmanaged index.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with the high marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $578,125 ($693,750 for married filing jointly) in 2023 is 37.0%. The after-tax yield of a 10-year U.S. Treasury Note yielding 3.95% as of July 31, 2023, falls to approximately 2.34% at the 37.0% federal tax rate plus the 3.8% Medicare surtax.

The Portfolio Management Team (the “Team”) continues to be selective in our trades. We continue to seek high-quality bonds, with a focus on general obligation and essential-service bonds. Though interest rates have decreased, rates remain elevated vs previous years. In this environment the Team continues to take the opportunity to swap bonds purchased when interest rates were at historic lows for bonds with similar characteristics (i.e. maturity, coupon, and rating) that offer higher yields.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it’s the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that muni bonds have provided for decades.

If you would like more frequent updates, please visit the Funds’ website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-1.98%	-2.56%	0.54%	1.65%	3.47%
Class A With sales charge (2.50%)	-4.43%	-3.39%	0.04%	1.40%	3.39%
Class I Without sales charge	-1.74%	-2.32%	0.78%	N/A	0.73%
* November 15, 1990 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17% and 0.92%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-1.74%	-2.89%	-0.29%	0.93%	3.41%
Class A With sales charge (2.50%)	-4.17%	-3.70%	-0.78%	0.68%	3.33%
Class I Without sales charge	-1.50%	-2.69%	-0.06%	N/A	-0.03%
* December 5, 1991 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.53% and 1.28%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-1.56%	-2.56%	0.29%	1.70%	2.98%
Class A With sales charge (2.50%)	-4.01%	-3.39%	-0.22%	1.44%	2.89%
Class I Without sales charge	-1.32%	-2.29%	0.54%	N/A	0.52%
* November 17, 1993 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.20% and 0.95%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-1.34%	-2.48%	0.42%	1.68%	3.12%
Class A With sales charge (2.50%)	-3.78%	-3.30%	-0.08%	1.42%	3.03%
Class I Without sales charge	-1.09%	-2.23%	0.67%	N/A	0.61%
* September 25, 1996 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.18% and 0.93%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. and 0.73%, respectively The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-0.76%	-1.94%	0.74%	1.67%	3.08%
Class A With sales charge (2.50%)	-3.20%	-2.78%	0.23%	1.42%	2.97%
Class I Without sales charge	-0.51%	-1.69%	0.99%	N/A	0.70%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for Class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17% and 0.92%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2023

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-2.18%	-2.49%	0.09%	1.33%	3.02%
Class A With sales charge (2.50%)	-4.59%	-3.32%	-0.42%	1.08%	2.91%
Class I Without sales charge	-1.94%	-2.25%	0.33%	N/A	0.23%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.28% and 1.03%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2023 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2023 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2023

General Obligation	47.2%
Pre-Refunded	13.2%
Health Care	12.7%
Education	9.5%
Other Revenue	8.2%
Utilities	7.9%
Transportation	1.2%
Cash Equivalents and Other	0.1%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2023

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.9%)

Education (9.5%)
Coffeyville Community College 4.000% 06/01/2029	250,000	$259,703
Coffeyville Community College 3.000% 06/01/2031 Callable @ 100.000 06/01/2030	790,000	775,614
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	391,140
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	496,365
Kansas Development Finance Authority 4.000% 05/01/2035 Callable @ 100.000 05/01/2030	275,000	288,329
Kansas Development Finance Authority 4.000% 05/01/2036 Callable @ 100.000 05/01/2030	290,000	301,417
Kansas Development Finance Authority 5.000% 06/01/2029	400,000	444,052
Kansas Development Finance Authority 4.000% 07/01/2033 Callable @ 100.000 07/01/2031	1,000,000	1,028,350
Kansas Development Finance Authority 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	2,000,000	2,003,020
		5,987,990
General Obligation (47.2%)
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	888,248
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	276,371
#Cowley County Unified School District No 465 Winfield 5.000% 09/01/2038 Callable @ 100.000 09/01/2033	200,000	220,218
#Cowley County Unified School District No 465 Winfield 5.000% 09/01/2048 Callable @ 100.000 09/01/2033	500,000	536,380
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	257,575
#Douglas County Unified School District No 491 Eudora 5.000% 09/01/2042 Callable @ 100.000 09/01/2032	1,000,000	1,081,490
City of Emporia KS 4.000% 09/01/2025	485,000	496,019
City of Emporia KS 4.000% 09/01/2027	515,000	542,007
City of Garden City KS 5.000% 11/01/2029	500,000	564,795
City of Gardner KS 5.000% 10/01/2028	580,000	642,193
Gove County Unified School District No 293 Quinter 4.000% 09/01/2041 Callable @ 100.000 09/01/2030	655,000	656,749
Gove County Unified School District No 293 Quinter 4.000% 09/01/2043 Callable @ 100.000 09/01/2030	250,000	246,143
Harvey County Unified School District No 460 Hesston 5.000% 09/01/2031	410,000	471,582
#City of Haysville KS 4.250% 10/01/2025 Callable @ 100.000 10/01/2024	500,000	501,070
City of Hillsboro KS 3.000% 09/01/2024	100,000	99,242
City of Hillsboro KS 3.000% 09/01/2027 Callable @ 100.000 09/01/2026	225,000	224,426
City of Hillsboro KS 3.000% 09/01/2028 Callable @ 100.000 09/01/2026	230,000	227,978
City of Hillsboro KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2026	240,000	234,137
City of Hutchinson KS 2.500% 10/01/2040 Callable @ 100.000 10/01/2029	420,000	334,152
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2037 Callable @ 100.000 09/01/2027	500,000	538,220
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,166,480
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025 Callable @ 100.000 10/01/2023	250,000	250,910
Johnson County Unified School District No 233 Olathe 4.000% 09/01/2036 Callable @ 100.000 09/01/2031	1,000,000	1,054,760
Johnson County Unified School District No 233 Olathe 5.000% 09/01/2026	250,000	265,685
Johnson County Unified School District No 233 Olathe 5.000% 09/01/2031	500,000	587,695
Johnson County Unified School District No 512 Shawnee Mission 4.000% 10/01/2032 Callable @ 100.000 10/01/2026	1,000,000	1,033,580
Johnson County Unified School District No 512 Shawnee Mission 5.000% 10/01/2036 Callable @ 100.000 10/01/2033	1,000,000	1,169,920
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	677,365
Leavenworth County Unified School District No 464 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	500,000	525,850
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	1,100,000	998,393
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,005
Nemaha County Unified School District No 115 5.000% 09/01/2031	250,000	287,355
City of Olathe KS 3.000% 10/01/2033 Callable @ 100.000 10/01/2029	855,000	869,287
City of Overland Park KS 5.000% 09/01/2032	1,000,000	1,198,760
City of Prairie Village KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,258,260
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,025,190
Salina Airport Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2032	500,000	507,025
Salina Airport Authority 4.000% 09/01/2043 Callable @ 100.000 09/01/2032	265,000	265,525
County of Saline KS 3.000% 09/01/2033 Callable @ 100.000 09/01/2030	1,000,000	984,820
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	531,860
City of Shawnee KS 5.000% 12/01/2025	1,000,000	1,040,130
City of Shawnee KS 5.000% 12/01/2029	560,000	631,260
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	357,943
City of Wichita KS 4.750% 09/01/2027	180,000	180,097
Wyandotte County Kansas City Unified Government 2.250% 08/01/2037 Callable @ 100.000 08/01/2028	410,000	344,277
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038 Callable @ 100.000 08/01/2028	1,000,000	806,980
Wyandotte County Kansas City Unified Government 2.375% 08/01/2040 Callable @ 100.000 08/01/2028	1,000,000	795,590
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,060,920
		29,924,917
Health Care (12.7%)
Ashland Public Building Commission 5.000% 09/01/2030 Callable @ 100.000 09/01/2023	1,020,000	1,021,244
Ashland Public Building Commission 5.000% 09/01/2035 Callable @ 100.000 09/01/2023	500,000	500,460
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	559,383
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,524,420
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	485,200
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	520,215
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	942,350
University of Kansas Hospital Authority 5.000% 09/01/2048 Callable @ 100.000 03/01/2029	2,000,000	2,089,880
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	417,345
		8,060,497
Other Revenue (8.2%)
Bourbon County Unified School District No 234 Fort Scott 4.000% 09/01/2035 Callable @ 100.000 09/01/2033	355,000	364,702
*Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	752,693
Hoisington Public Building Commission 3.000% 11/01/2040 Callable @ 100.000 11/01/2029	660,000	568,411
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	373,095
City of Manhattan KS 5.000% 12/01/2026	205,000	203,089
City of Manhattan KS 4.500% 12/01/2025	325,000	322,972
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,001,950
County of Shawnee KS 5.000% 09/01/2033 Callable @ 100.000 09/01/2032	230,000	264,029
County of Shawnee KS 5.500% 09/01/2034 Callable @ 100.000 09/01/2032	210,000	250,755
Washington County Public Building Commission 4.000% 09/01/2028	100,000	100,002
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	1,000,000	1,013,390
		5,215,088
Pre-Refunded (13.2%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	254,652
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	255,028
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	254,518
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	254,518
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	509,035
Butler County Unified School District No 385 Andover 5.000% 09/01/2033 Callable @ 100.000 09/01/2027	350,000	380,131
*County of Clay KS 4.000% 10/01/2036 Callable @ 100.000 10/01/2024	500,000	503,890
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,117,330
Geary County Unified School District No 475 4.000% 09/01/2033 Callable @ 100.000 09/01/2025	350,000	357,529
Leavenworth County Unified School District No 458 5.000% 09/01/2029 Callable @ 100.000 09/01/2023	500,000	500,710
Neosho County Unified School District No 413 4.000% 09/01/2031 Callable @ 100.000 09/01/2023	250,000	250,068
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	413,930
Seward County Unified School District No 480 Liberal 5.000% 09/01/2029 Callable @ 100.000 09/01/2025	250,000	259,520
University of Kansas Hospital Authority 4.000% 03/01/2042 Callable @ 100.000 03/01/2027	795,000	830,114
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025 Callable @ 100.000 09/01/2023	250,000	250,340
		8,391,313
Transportation (1.2%)
State of Kansas Department of Transportation 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	517,505
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	261,448
		778,953
Utilities (7.9%)
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	263,545
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	528,145
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	788,769
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,041,180
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	316,779
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	510,150
Kansas Power Pool 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	498,245
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	515,400
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	535,810
		4,998,023

TOTAL MUNICIPAL BONDS (COST: $65,074,774)		$63,356,781

SHORT-TERM INVESTMENTS (2.6%)
(a) Morgan Stanley Inst’l Liquidity Fund, 5.19%	1,676,781	1,676,781
TOTAL SHORT-TERM INVESTMENTS (Cost $1,676,781)		$1,676,781

TOTAL INVESTMENTS (Cost $66,751,555) (102.5%)	65,033,052	65,033,562

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.5%)		$(1,602,185)

NET ASSETS (100.0%)		$63,431,377

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
(a) Seven day yield as of July 31, 2023.
#When-issued purchase as of July 31, 2023.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2023

Pre-Refunded	30.4%
General Obligation	23.2%
Cash Equivalents and Other	11.9%
Education	9.5%
Housing	8.5%
Other Revenue	5.4%
Transportation	4.7%
Utilities	4.3%
Health Care	2.1%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS July 31, 2023

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (88.1%)

Education (9.5%)
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	$983,494

General Obligation (23.2%)
City of Biddeford ME 4.000% 10/01/2026	250,000	260,118
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	392,510
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100.000 03/15/2027	100,000	85,708
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100.000 03/15/2027	250,000	213,655
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100.000 03/15/2027	250,000	210,110
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	379,634
Maine School Administrative District No 51 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	101,957
*Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	500,000	517,190
City of Waterville ME 4.000% 07/01/2025	135,000	133,833
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	100,703
		2,395,418
Health Care (2.1%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,005
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	208,288
		213,293
Housing (8.5%)
Maine State Housing Authority 3.000% 11/15/2036 Callable @ 100.000 11/15/2025	400,000	363,688
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	128,275
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100.000 11/15/2028	165,000	117,533
Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	158,947
Maine State Housing Authority 5.000% 06/15/2037 Callable @ 100.000 06/15/2031	100,000	110,593
		879,036
Other Revenue (5.4%)
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	125,171
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	123,828
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	102,992
Maine Municipal Bond Bank 3.000% 11/01/2040 Callable @ 100.000 11/01/2030	250,000	207,585
		559,576
Pre-Refunded (30.4%)
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100.000 07/01/2024	750,000	760,515
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100.000 07/01/2024	250,000	253,505
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100.000 07/01/2024	1,000,000	1,014,200
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100.000 07/01/2024	500,000	506,740
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100.000 07/01/2024	500,000	507,235
Town of Scarborough ME 4.000% 11/01/2028 Callable @ 100.000 11/01/2023	100,000	100,165
		3,142,360
Transportation (4.7%)
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	250,000	252,408
City of Portland ME General Airport Revenue 4.000% 01/01/2040 Callable @ 100.000 01/01/2030	250,000	239,892
		492,300
Utilities (4.3%)
Portland Water District 3.000% 11/01/2039 Callable @ 100.000 11/01/2029	500,000	444,380
		444,380

TOTAL MUNICIPAL BONDS (COST: $9,797,213)		$9,109,857

SHORT-TERM INVESTMENTS (11.4%)
(a) Morgan Stanley Inst’l Liquidity Fund, 5.19%	1,176,533	1,176,533
TOTAL SHORT-TERM INVESTMENTS (Cost $1,176,533)		$1,176,533

TOTAL INVESTMENTS (Cost$10,973,746) (99.5%)		10,286,390

OTHER ASSETS LESS LIABILITIES (0.5%)		$48,864

NET ASSETS (100.0%)		$10,335,254

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
(a) Seven day yield as of July 31, 2023.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2023

General Obligation	35.7%
Utilities	26.3%
Pre-Refunded	17.7%
Education	5.7%
Health Care	4.8%
Other Revenue	3.8%
Cash Equivalents and Other	2.7%
Transportation	2.3%
Housing	1.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2023

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.3%)

Education (5.7%)
County of Douglas NE 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	310,000	$289,497
Nebraska State Colleges Facilities Corp 5.000% 07/15/2033 Callable @ 100.000 07/15/2032	500,000	579,455
County of Saline NE 3.000% 02/15/2034 Callable @ 100.000 02/15/2029	365,000	336,220
County of Saline NE 3.000% 02/15/2035 Callable @ 100.000 02/15/2029	300,000	274,608
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	399,220
University of Nebraska Facilities Corp 5.000% 07/15/2025	200,000	207,358
		2,086,358
General Obligation (35.7%)
Kearney School District 5.000% 10/15/2027	940,000	1,023,350
Lyons Decatur Northeast Schools 5.000% 12/15/2028 Callable @ 100.000 06/15/2027	140,000	150,837
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100.000 08/21/2024	1,000,000	847,770
City of David City NE 4.050% 12/15/2027 Callable @ 100.000 07/12/2024	500,000	500,115
*Omaha School District 5.000% 12/15/2029 Callable @ 100.000 12/15/2026	1,630,000	1,772,250
*Omaha School District 3.000% 12/15/2042 Callable @ 100.000 01/30/2030	1,000,000	837,400
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2028	500,000	526,975
Elkhorn School District 4.000% 12/15/2037 Callable @ 100.000 12/15/2029	300,000	312,408
Douglas County School District No 15 3.000% 12/15/2041 Callable @ 100.000 09/29/2026	1,000,000	871,920
Douglas County School District No 15 4.000% 12/15/2029 Callable @ 100.000 12/15/2026	300,000	310,692
Douglas County School District No 17/NE 2.000% 12/15/2039 Callable @ 100.000 12/15/2030	500,000	362,500
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100.000 03/15/2024	500,000	446,670
City of Kearney NE - 144A 4.000% 05/15/2042 Callable @ 100.000 05/16/2027	720,000	702,907
City of Lincoln NE 3.000% 12/01/2039 Callable @ 100.000 06/01/2029	685,000	610,752
City of Nebraska City NE 4.150% 07/15/2033 Callable @ 100.000 07/15/2028	100,000	100,098
City of Nebraska City NE 5.000% 07/15/2038 Callable @ 100.000 07/15/2028	540,000	552,938
City of Omaha NE 5.000% 04/15/2027 Callable @ 100.000 04/15/2026	955,000	1,019,692
City of Omaha NE 5.000% 04/15/2028 Callable @ 100.000 04/15/2026	500,000	535,040
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	509,495
Papio Missouri River Natural Resource District 3.000% 12/01/2041 Callable @ 100.000 10/12/2026	300,000	261,504
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100.000 07/30/2024	455,000	388,629
Gretna Public Schools 5.000% 12/15/2027 Callable @ 100.000 12/15/2025	500,000	523,240
		13,167,182
Health Care (4.8%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100.000 05/15/2026	200,000	212,176
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100.000 07/01/2025	500,000	519,695
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	347,479
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	466,884
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	223,458
		1,769,692
Housing (1.0%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	395,000	376,648

Other Revenue (3.8%)
City of Columbus NE 3.000% 06/15/2036 Callable @ 100.000 06/30/2026	750,000	729,517
Omaha Public Facilities Corp 4.000% 04/15/2032 Callable @ 100.000 04/15/2031	250,000	272,390
Papillion Municipal Facilities Corp 3.000% 12/15/2034 Callable @ 100.000 07/30/2024	435,000	411,297
		1,413,204
Pre-Refunded (17.7%)
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2025	300,000	306,027
Elkhorn School District 4.000% 12/15/2030 Callable @ 100.000 12/15/2026	500,000	521,505
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026 Callable @ 100.000 09/17/2023	250,000	252,202
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100.000 12/15/2024	500,000	511,725
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100.000 12/15/2024	500,000	511,385
Knox County School District N0 576 4.000% 12/15/2038 Callable @ 100.000 12/15/2023	590,000	592,118
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100.000 12/15/2026	225,000	238,081
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	450,000	476,163
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	262,625
Scotts Bluff County School District No 32 5.000% 12/01/2031 Callable @ 100.000 12/01/2025	250,000	262,333
University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,551,075
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	516,690
University of Nebraska 5.000% 05/15/2033 Callable @ 100.000 11/15/2025	250,000	261,895
University of Nebraska 4.000% 07/01/2031 Callable @ 100.000 07/01/2026	250,000	256,983
		6,520,807
Transportation (2.3%)
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100.000 12/15/2026	275,000	286,182
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	550,000	568,854
		855,036
Utilities (26.3%)
City of Columbus NE Combined Revenue 4.000% 12/15/2032 Callable @ 100.000 12/15/2026	100,000	103,886
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2033 Callable @ 100.000 06/15/2030	300,000	322,185
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2034 Callable @ 100.000 06/15/2030	300,000	319,650
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2035 Callable @ 100.000 06/15/2030	300,000	311,544
City of Grand Island NE Combined Utility System Revenue 4.000% 08/15/2037 Callable @ 100.000 08/15/2030	300,000	308,622
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025 Callable @ 100.000 08/01/2023	275,000	275,000
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027 Callable @ 100.000 08/01/2023	400,000	400,000
Metropolitan Utilities District of Omaha 4.000% 12/15/2026	250,000	247,263
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100.000 01/01/2026	250,000	261,918
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,355,000	2,470,300
City of Omaha NE Sewer Revenue 5.000% 11/15/2029 Callable @ 100.000 11/15/2024	250,000	258,198
City of Omaha NE Sewer Revenue 5.000% 11/15/2030 Callable @ 100.000 11/15/2024	250,000	258,415
City of Omaha NE Sewer Revenue 5.000% 11/15/2031 Callable @ 100.000 11/15/2024	500,000	517,705
City of Omaha NE Sewer Revenue 4.000% 04/01/2035 Callable @ 100.000 04/01/2026	250,000	256,890
City of Omaha NE Sewer Revenue 4.000% 04/01/2037 Callable @ 100.000 04/01/2030	750,000	783,270
Omaha Public Power District 5.000% 02/01/2046 Callable @ 100.000 08/01/2030	1,000,000	1,081,120
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032 Callable @ 100.000 02/01/2025	250,000	259,670
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031 Callable @ 100.000 02/01/2026	445,000	472,635
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032 Callable @ 100.000 02/01/2026	400,000	412,292
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035 Callable @ 100.000 02/01/2026	365,000	374,303
		9,694,866

TOTAL MUNICIPAL BONDS (COST: $36,906,628)		$35,883,793

SHORT-TERM INVESTMENTS (2.1%)
(a) Morgan Stanley Inst’l Liquidity Fund, 5.19%	777,645	777,645
TOTAL SHORT-TERM INVESTMENTS (Cost $777,645)		$777,645

TOTAL INVESTMENTS (Cost $37,684,273) (99.4%)		36,661,438

OTHER ASSETS LESS LIABILITIES (0.6%)		$222,201

NET ASSETS (100.0%)		$36,883,639

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
(a) Seven day yield as of July 31, 2023.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2023

Other Revenue	49.9%
Utilities	16.1%
Education	10.9%
General Obligation	7.2%
Health Care	5.3%
Transportation	4.0%
Pre-Refunded	3.9%
Cash Equivalents and Other	1.7%
Housing	1.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2023

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.3%)

Education (10.9%)
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	19,000	$19,515
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100.000 08/01/2024	280,000	283,763
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100.000 08/01/2024	290,000	293,811
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2024	305,000	308,977
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100.000 08/01/2024	315,000	318,827
Oklahoma State University 5.000% 08/01/2032 Callable @ 100.000 08/01/2028	250,000	277,588
Oklahoma State University 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	370,000	386,835
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	514,455
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	650,000	633,061
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	511,335
University of Oklahoma/The 5.000% 07/01/2029 Callable @ 100.000 07/01/2026	770,000	809,562
University of Oklahoma/The 5.000% 07/01/2034	735,000	854,335
University of Oklahoma/The 4.000% 07/01/2036	500,000	521,140
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	200,000	222,460
		5,955,664
General Obligation (7.2%)
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	618,092
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	612,105
City of Broken Arrow OK 3.125% 12/01/2035 Callable @ 100.000 12/01/2026	575,000	540,816
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100.000 06/01/2029	500,000	420,150
City of Norman OK 3.000% 06/01/2027	765,000	768,810
Oklahoma County Independent School District No 52 Midwest City Del City 4.000% 07/01/2025	500,000	507,705
City of Stillwater OK 5.000% 06/01/2025	470,000	484,777
		3,952,455
Health Care (5.3%)
Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	250,970
Oklahoma County Finance Authority 4.000% 04/01/2046 Callable @ 100.000 04/01/2031	335,000	325,563
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	359,447
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	255,488
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	245,512
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	795,803
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	250,000	231,678
Tulsa County Industrial Authority 3.000% 02/01/2037 Callable @ 100.000 02/01/2029	500,000	442,435
		2,906,896
Housing (1.0%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100.000 03/01/2028	430,000	411,308
Oklahoma Housing Finance Agency 3.200% 03/01/2042 Callable @ 100.000 03/01/2028	145,000	140,731
		552,039
Other Revenue (49.9%)
Alfalfa County Educational Facilities Authority 5.000% 09/01/2029	500,000	543,665
*Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,039,876
Cherokee County Economic Development Authority 5.000% 09/01/2024	500,000	507,845
Cherokee County Economic Development Authority 5.000% 09/01/2027	500,000	530,900
*Cleveland County Educational Facilities Authority 5.000% 06/01/2024	1,000,000	1,010,850
Cleveland County Public Facilities Authority 4.000% 05/01/2027	250,000	258,147
Cleveland County Public Facilities Authority 5.000% 05/01/2030 Callable @ 100.000 05/01/2027	650,000	706,101
Comanche County Educational Facilities Authority 4.000% 09/01/2024	200,000	199,018
Comanche County Educational Facilities Authority 4.000% 09/01/2026	295,000	294,558
Cushing Educational Facilities Authority 5.000% 09/01/2024	1,000,000	1,017,180
Cushing Educational Facilities Authority 5.000% 09/01/2028	1,000,000	1,092,230
Delaware County Educational Facilities Authority 5.000% 09/01/2024	500,000	506,885
Elk City Industrial Authority 3.000% 05/01/2034 Callable @ 100.000 05/01/2029	815,000	749,857
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100.000 05/01/2029	330,000	274,227
Garfield County Educational Facilities Authority 5.000% 09/01/2029 Callable @ 100.000 09/01/2026	1,000,000	1,044,100
*Grady County School Finance Authority 5.000% 12/01/2027 Callable @ 100.000 12/01/2026	1,065,000	1,123,043
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100.000 09/01/2028	370,000	405,457
Grady County School Finance Authority 5.000% 09/01/2031	250,000	282,103
Grady County School Finance Authority 5.000% 09/01/2032	250,000	279,675
Johnston County Educational Facilities Authority 4.000% 09/01/2031	905,000	993,002
Kay County Public Buildings Authority 5.000% 09/01/2023	500,000	500,365
Kay County Public Buildings Authority 5.000% 09/01/2027	500,000	532,475
Kay County Public Buildings Authority 5.000% 09/01/2029	520,000	555,974
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033 Callable @ 100.000 03/01/2029	250,000	239,200
Mannford Public Works Authority 3.000% 01/01/2031 Callable @ 100.000 01/01/2029	500,000	477,420
Marshall County Educational Facilities Authority 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	523,425
McClain County Economic Development Authority 4.000% 09/01/2029	250,000	264,255
Oklahoma City Public Property Authority 5.000% 10/01/2027 Callable @ 100.000 10/01/2025	350,000	365,064
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	418,032
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	660,538
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	241,355
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	873,176
Oklahoma City Zoological Trust OK Sales Tax Revenue 4.000% 06/01/2036 Callable @ 100.000 06/01/2031	1,000,000	1,053,910
Oklahoma County Finance Authority 5.000% 09/01/2030	250,000	278,355
Oklahoma County Finance Authority 4.000% 09/01/2038 Callable @ 100.000 09/01/2032	600,000	589,740
Oklahoma Development Finance Authority 4.000% 06/01/2033 Callable @ 100.000 06/01/2030	145,000	153,202
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2030	150,000	159,041
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2030	155,000	163,491
Oklahoma Development Finance Authority 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	250,000	250,705
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2031	340,000	366,605
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2031	365,000	390,907
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2031	205,000	218,567
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	290,000	292,387
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2029	530,000	591,570
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2029	500,000	486,565
Oklahoma Capitol Improvement Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	940,000	799,648
Pontotoc County Educational Facilities Authority 4.000% 09/01/2034 Callable @ 100.000 09/01/2031	625,000	643,369
Pontotoc County Educational Facilities Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2031	1,000,000	938,050
Rogers County Educational Facilities Authority 5.000% 09/01/2024	250,000	253,390
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	250,222
Sand Springs Municipal Authority 4.000% 01/01/2036	500,000	500,575
Tulsa Public Facilities Authority 4.000% 03/01/2031	360,000	377,705
		27,268,002
Pre-Refunded (3.9%)
Oklahoma City Water Utilities Trust 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	100,000	103,443
Oklahoma City Water Utilities Trust 4.000% 07/01/2039 Callable @ 100.000 07/01/2025	175,000	177,959
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	435,000	470,196
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100.000 07/01/2026	500,000	514,530
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	372,731
Okmulgee County Governmental Building Authority 4.250% 12/01/2035 Callable @ 100.000 12/01/2023	500,000	501,710
		2,140,569
Transportation (4.0%)
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100.000 01/01/2027	600,000	601,326
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	101,690
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,355,311
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	139,552
		2,197,879
Utilities (16.1%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100.000 12/01/2024	750,000	760,852
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	503,880
*Coweta Public Works Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2026	1,000,000	1,030,220
Edmond Public Works Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2027	500,000	553,475
Miami Special Utility Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2026	500,000	512,950
Oklahoma Water Resources Board 5.000% 10/01/2029 Callable @ 100.000 10/01/2024	250,000	257,218
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100.000 10/01/2024	500,000	515,085
Oklahoma Water Resources Board 4.000% 10/01/2027 Callable @ 100.000 10/01/2026	400,000	411,720
Oklahoma Water Resources Board 4.000% 10/01/2038 Callable @ 100.000 10/01/2028	325,000	330,197
Oklahoma Water Resources Board 5.000% 10/01/2024	250,000	254,898
Oklahoma Water Resources Board 5.000% 10/01/2025	250,000	260,005
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100.000 10/01/2028	830,000	833,228
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	850,000	831,249
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	282,430
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	955,000	955,048
Oklahoma Water Resources Board 4.000% 10/01/2050 Callable @ 100.000 10/01/2030	515,000	499,869
		8,792,324

TOTAL MUNICIPAL BONDS (COST: $54,950,739)		$53,765,828

SHORT-TERM INVESTMENTS (0.7%)
(a) Morgan Stanley Inst’l Liquidity Fund, 5.19%	368,069	368,069
TOTAL SHORT-TERM INVESTMENTS (Cost $368,069)		$368,069

TOTAL INVESTMENTS (Cost $55,318,808) (99.0%)		54,133,897

OTHER ASSETS LESS LIABILITIES (1.0%)		$524,475

NET ASSETS (100.0%)		$54,658,372

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
(a) Seven day yield as of July 31, 2023.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS July 31, 2023

General Obligation	53.6%
Health Care	13.2%
Other Revenue	10.2%
Utilities	5.2%
Pre-Refunded	5.2%
Education	5.1%
Housing	4.5%
Transportation	2.0%
Cash Equivalents and Other	1.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2023

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.0%)

Education (5.1%)
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2034 Callable @ 100.000 01/01/2031	280,000	$278,975
Montana State Board of Regents 5.000% 11/15/2045 Callable @ 100.000 11/15/2027	1,000,000	1,053,720
Montana State Board of Regents 5.000% 11/15/2034 Callable @ 100.000 11/15/2031	500,000	586,940
Montana State Board of Regents 5.000% 11/15/2035 Callable @ 100.000 11/15/2031	410,000	478,150
Montana State Board of Regents 4.000% 11/15/2041 Callable @ 100.000 11/15/2031	400,000	399,444
Montana State Board of Regents 5.000% 11/15/2035 Callable @ 100.000 11/15/2033	495,000	574,269
		3,371,498
General Obligation (53.6%)
City of Belgrade MT 5.000% 07/01/2031	280,000	324,271
City of Belgrade MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2032	250,000	292,423
City of Belgrade MT 5.000% 07/01/2034 Callable @ 100.000 07/01/2032	355,000	414,001
City of Bozeman MT 4.000% 07/01/2028 Callable @ 100.000 01/01/2024	540,000	544,104
City & County of Butte Silver Bow MT 4.000% 07/01/2030 Callable @ 100.000 07/01/2026	225,000	233,127
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	248,837
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	894,489
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	535,000	471,688
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	500,000	437,875
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100.000 07/01/2027	700,000	735,658
Cascade County School District 5/5C Centerville 3.000% 07/01/2033 Callable @ 100.000 07/01/2031	305,000	300,992
Cascade County School District 5/5C Centerville 3.000% 07/01/2035 Callable @ 100.000 07/01/2031	250,000	244,280
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	492,046
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	715,000	680,880
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	770,000	646,677
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	465,000	495,853
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	605,000	631,093
County of Gallatin MT 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	435,000	497,879
County of Gallatin MT 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	915,000	1,040,977
County of Gallatin MT 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	640,000	726,381
Gallatin County School District No 72 Ophir 4.000% 07/01/2031 Callable @ 100.000 07/01/2030	775,000	849,826
Gallatin County School District No 72 Ophir 4.000% 07/01/2032 Callable @ 100.000 07/01/2030	695,000	759,204
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	594,374
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	830,488
Gallatin County School District No 7 Bozeman 4.000% 06/01/2029	1,000,000	1,074,650
Gallatin County School District No 7 Bozeman 4.000% 06/01/2030	570,000	620,895
Gallatin County School District No 27 Monforton 4.250% 06/15/2026	415,000	415,091
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	570,532
Gallatin County School District No 44 Belgrade 4.000% 06/01/2036 Callable @ 100.000 06/01/2029	345,000	360,431
Lake County School District No 23 Polson 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	525,000	580,471
Lake County School District No 23 Polson 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	335,000	368,356
Lake County School District No 23 Polson 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	355,000	388,526
Lake County School District No 23 Polson 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	325,000	354,595
Lake County School District No 23 Polson 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	510,000	553,309
Lake County School District No 23 Polson 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	320,000	351,885
Lake County School District No 23 Polson 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	400,000	437,112
Lake County School District No 23 Polson 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	635,000	692,188
Lake Missoula & Sanders Counties Elementary School District No JT & 8 5.000% 07/01/2039 Callable @ 100.000 01/01/2033	515,000	571,841
Lake Missoula & Sanders Counties Elementary School District No JT & 8 5.000% 07/01/2043 Callable @ 100.000 01/01/2033	1,215,000	1,328,955
Missoula High School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	275,000	285,676
Hellgate School District No 4 5.000% 06/15/2028 Callable @ 100.000 06/15/2027	500,000	547,490
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	543,100
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	541,565
City of Missoula MT 4.000% 07/01/2031 Callable @ 100.000 07/01/2025	250,000	257,623
*Missoula County Elementary School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	500,000	517,415
Missoula County Elementary School District No 1 4.000% 07/01/2033 Callable @ 100.000 07/01/2026	750,000	777,743
State of Montana 4.000% 08/01/2026 Callable @ 100.000 08/01/2024	855,000	867,765
State of Montana 4.000% 08/01/2027 Callable @ 100.000 08/01/2024	480,000	487,973
State of Montana 5.000% 08/01/2030	500,000	580,865
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100.000 07/01/2024	755,000	765,978
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	250,500
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	250,428
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	1,987,695
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	324,741
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	530,000	551,311
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	282,926
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031	450,000	450,171
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	508,920
Yellowstone County School District No 2 Billings 3.000% 06/15/2032 Callable @ 100.000 12/15/2027	630,000	632,879
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037 Callable @ 100.000 07/01/2028	1,000,000	1,080,450
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100.000 07/01/2028	1,000,000	1,077,910
		35,627,384
Health Care (13.2%)
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,043,100
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,040,110
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	500,000	511,820
Montana Facility Finance Authority 5.000% 01/01/2030	490,000	555,263
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	202,012
*Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,537,500
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,038,802
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	943,182
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100.000 06/01/2028	425,000	459,081
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	758,464
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	723,114
		8,812,448
Housing (4.5%)
Montana Board of Housing 3.000% 12/01/2023	50,000	49,975
Montana Board of Housing 3.150% 06/01/2024	210,000	210,017
Montana Board of Housing 3.150% 12/01/2024	70,000	69,616
Montana Board of Housing 3.350% 06/01/2025	95,000	94,975
Montana Board of Housing 3.875% 12/01/2023	70,000	70,005
Montana Board of Housing 4.050% 06/01/2024	70,000	70,003
Montana Board of Housing 4.050% 12/01/2024	200,000	200,006
Montana Board of Housing 4.650% 12/01/2028	120,000	120,024
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	205,000	201,884
Montana Board of Housing 3.250% 12/01/2044 Callable @ 100.000 12/01/2028	710,000	637,161
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	635,000	549,319
Montana Board of Housing 3.000% 12/01/2045 Callable @ 100.000 06/01/2029	325,000	277,722
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	455,000	447,702
		2,998,409
Other Revenue (10.2%)
City of Billings MT 5.500% 07/01/2026	70,000	70,141
City of Billings MT 4.375% 07/01/2029	490,000	490,235
*City of Billings MT 5.000% 07/01/2033	900,000	900,585
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	720,338
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	393,875
Gallatin County Rural Improvement District 5.500% 07/01/2025	170,000	168,586
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,000,350
City of Great Falls MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	842,029
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	540,625
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	531,767
*Madison County Rural Improvement District 6.000% 07/01/2030	925,000	925,370
City of Missoula MT 4.750% 07/01/2027	60,000	59,348
City of Missoula MT 6.000% 07/01/2030	140,000	140,060
		6,783,309
Pre-Refunded (5.2%)
Montana State Board of Regents 5.000% 11/15/2025 Callable @ 100.000 11/15/2023	500,000	502,585
Montana State Board of Regents 5.000% 11/15/2030 Callable @ 100.000 11/15/2023	240,000	241,003
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100.000 06/15/2024	515,000	522,802
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100.000 06/15/2024	1,000,000	1,014,110
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	705,000	727,969
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	449,977
		3,458,446
Transportation (2.0%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100.000 04/01/2024	835,000	841,655
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	98,721
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	102,958
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	285,000	285,123
		1,328,457
Utilities (5.20%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100.000 07/01/2027	260,000	280,147
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,387,177
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025	215,000	215,011
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026	225,000	225,013
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028 Callable @ 100.000 07/01/2025	250,000	257,620
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029 Callable @ 100.000 07/01/2025	250,000	257,088
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	254,370
City of Missoula MT Water System Revenue 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	618,162
		3,494,588

TOTAL MUNICPAL BONDS (COST: $66,542,406)		$65,874,539

SHORT-TERM INVESTMENTS (0.6%)
(a) Morgan Stanley Inst’l Liquidity Fund, 5.19%	396,833	396,833

TOTAL SHORT-TERM INVESTMENTS (Cost $396,833)		$396,833

TOTAL INVESTMENTS (Cost $66,939,239) (99.6%)		66,271,372

OTHER ASSETS LESS LIABILITIES (0.4%)		$241,139

NET ASSETS (100.0%)		$66,512,511

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
(a) Seven day yield as of July 31, 2023.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS July 31, 2023

Other Revenue	29.7%
General Obligation	27.8%
Health Care	15.0%
Education	14.5%
Housing	6.2%
Utilities	4.3%
Cash Equivalents and Other	2.5%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2023

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.5%)

Education (14.5%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025 Callable @ 100.000 04/01/2024	415,000	$418,237
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028 Callable @ 100.000 04/01/2024	365,000	366,865
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	506,425
State Board of Higher Education of the State of North Dakota 3.250% 04/01/2037 Callable @ 100.000 04/01/2027	250,000	237,138
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	200,000	161,182
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	155,638
State Board of Higher Education of the State of North Dakota 5.000% 10/01/2030	150,000	169,058
State Board of Higher Education of the State of North Dakota 5.000% 10/01/2036 Callable @ 100.000 10/01/2030	310,000	339,053
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2033 Callable @ 100.000 08/01/2028	200,000	168,032
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2034 Callable @ 100.000 08/01/2028	415,000	344,678
University of North Dakota 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	625,000	618,793
		3,485,099
General Obligation (27.8%)
City of Bismarck ND 5.000% 05/01/2024	1,000,000	1,011,400
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	409,036
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100.000 12/01/2028	470,000	472,294
City of Grand Forks ND 5.000% 12/01/2024	415,000	424,694
City of Grand Forks ND 5.000% 12/01/2025	215,000	224,795
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	245,402
City of Horace ND 4.250% 05/01/2035	340,000	335,410
City of Horace ND 3.000% 05/01/2037 Callable @ 100.000 05/01/2026	150,000	125,561
City of Horace ND 3.000% 05/01/2034 Callable @ 100.000 05/01/2027	500,000	435,335
Mandan Public School District No 1 3.125% 08/01/2024	200,000	200,000
Mandan Public School District No 1 3.000% 08/01/2033 Callable @ 100.000 08/01/2029	1,000,000	972,110
Minot Public School District No 1 5.000% 08/01/2026	500,000	529,820
Thompson Public School District No 61 1.550% 08/01/2038 Callable @ 100.000 08/01/2028	275,000	208,475
City of West Fargo ND 2.250% 05/01/2040 Callable @ 100.000 05/01/2026	500,000	372,650
West Fargo Park District 3.000% 05/01/2029	275,000	278,960
City of Williston ND 4.000% 05/01/2035	200,000	200,066
City of Williston ND 4.000% 05/01/2038	230,000	230,085
		6,676,093
Health Care (15.0%)
County of Burleigh ND 3.500% 11/01/2028 Callable @ 101.000 11/01/2025	215,000	203,731
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	216,323
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	481,076
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	600,349
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,231,782
City of Grand Forks ND 3.000% 12/01/2039 Callable @ 100.000 12/01/2031	250,000	205,242
City of Grand Forks ND 5.125% 12/01/2025	250,000	248,173
City of Grand Forks ND 4.750% 12/01/2027 Callable @ 100.000 12/01/2026	350,000	345,804
City of Langdon ND 6.200% 01/01/2025	70,000	69,590
		3,602,070
Housing (6.2%)
North Dakota Housing Finance Agency 2.500% 01/01/2026	340,000	331,248
North Dakota Housing Finance Agency 3.550% 07/01/2040 Callable @ 100.000 07/01/2026	280,000	268,665
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100.000 07/01/2027	110,000	110,571
North Dakota Housing Finance Agency 3.750% 07/01/2038	250,000	245,930
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100.000 01/01/2029	185,000	151,730
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100.000 01/01/2029	165,000	132,738
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100.000 07/01/2029	300,000	258,411
		1,499,293
Other Revenue (29.7%)
County of Barnes ND 4.000% 05/01/2032 Callable @ 100.000 05/01/2025	250,000	250,648
County of Barnes ND 4.000% 05/01/2040 Callable @ 100.000 05/01/2025	500,000	471,335
City of Grand Forks ND 5.000% 12/15/2028 Callable @ 100.000 12/15/2025	250,000	263,922
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	500,000	504,680
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100.000 07/01/2024	345,000	347,605
Jamestown Park District/ND 3.000% 07/01/2035 Callable @ 100.000 07/01/2024	500,000	476,615
Mandan Park District 4.625% 05/01/2040 Callable @ 100.000 05/01/2030	280,000	280,865
Mandan Park District 4.750% 05/01/2043 Callable @ 100.000 05/01/2030	165,000	165,507
*City of Mandan ND 4.000% 09/01/2034 Callable @ 100.000 09/01/2024	500,000	505,025
*City of Mandan ND 3.250% 09/01/2041 Callable @ 100.000 09/01/2024	1,250,000	1,055,687
Minot Park District 3.000% 12/01/2028 Callable @ 100.000 12/01/2023	250,000	249,465
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	430,802
City of Minot ND 2.000% 10/01/2042 Callable @ 100.000 10/01/2028	595,000	421,397
City of Minot ND 3.000% 10/01/2038 Callable @ 100.000 10/01/2029	500,000	429,700
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,473
North Dakota Public Finance Authority 4.000% 06/01/2030	400,000	400,168
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100.000 06/01/2024	265,000	267,798
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	135,673
City of West Fargo ND 4.000% 12/01/2033 Callable @ 100.000 12/01/2029	240,000	252,274
		7,149,639
Utilities (4.3%)
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038 Callable @ 100.000 09/01/2027	290,000	244,514
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040 Callable @ 100.000 09/01/2027	485,000	400,096
Mclean Sheridan Water District 2.000% 09/01/2038 Callable @ 100.000 09/01/2028	205,000	159,010
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034 Callable @ 100.000 11/01/2025	250,000	223,830
		1,027,450

TOTAL MUNICIPAL BONDS (COST: $25,092,652)		$23,439,644

SHORT-TERM INVESTMENTS (1.5%)
(a) Morgan Stanley Inst’l Liquidity Fund, 5.19%	370,753	370,753
TOTAL SHORT-TERM INVESTMENTS (Cost $370,753)		$370,753

TOTAL INVESTMENTS (Cost $25,463,405) (99.0%)		23,810,397

OTHER ASSETS LESS LIABILITIES (1.0%)		$232,271

NET ASSETS (100.0%)		$24,042,668

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
(a) Seven day yield as of July 31, 2023.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2023

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$66,751,555	$10,973,746	$37,684,273

Investments in securities, at value	$65,033,562	$10,286,390	$36,661,438
Accrued interest receivable	911,764	66,866	296,108
Receivable from affiliate	9,618	4,736	7,062
Prepaid expenses	-	411	1,395
Total assets	$65,954,944	$10,358,403	$36,966,003

LIABILITIES
Payable for securities purchased	$2,338,633	$-	$-
Payable for Fund shares redeemed	74,156	1,960	17,190
Distributions payable	20,347	3,291	8,496
Trustees’ fees payable	4,225	699	3,092
Payable to affiliates	58,676	13,054	36,325
Accrued expenses	27,530	4,145	17,261
Total liabilities	$2,523,567	$23,149	$82,364

NET ASSETS	$63,431,377	$10,335,254	$36,883,639

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$69,272,104	$11,742,312	$41,430,360
Distributable earnings (accumulated losses)	(5,840,727)	(1,407,058)	(4,546,721)

NET ASSETS	$63,431,377	$10,335,254	$36,883,639

Net Assets - Class A	$55,633,664	$9,818,263	$33,188,171
Net Assets - Class I	$7,797,713	$516,991	$3,695,468
Shares outstanding - Class A	5,707,171	1,034,621	3,504,778
Shares outstanding - Class I	799,530	54,450	390,404
Net asset value per share - Class A*	$9.75	$9.49	$9.47
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$10.00	$9.73	$9.71
Net asset value per share - Class I	$9.75	$9.49	$9.47

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2023

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$55,318,808	$66,939,239	$25,463,405

Investments in securities, at value	$54,133,897	$66,271,372	$23,810,397
Receivable for Fund shares sold	-	3,124	-
Accrued interest receivable	669,696	412,776	274,193
Receivable from affiliate	7,570	9,130	5,716
Prepaid expenses	388	-	62
Total assets	$54,811,551	$66,696,402	$24,090,368

LIABILITIES
Payable for Fund shares redeemed	62,434	69,993	4,269
Distributions payable	9,073	19,528	6,025
Trustees’ fees payable	3,842	4,755	1,723
Payable to affiliates	52,062	61,261	26,010
Accrued expenses	25,768	28,354	9,673
Total liabilities	$153,179	$183,891	$47,700

NET ASSETS	$54,658,372	$66,512,511	$24,042,668

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$60,686,756	$75,019,218	$27,632,508
Distributable earnings (accumulated losses)	(6,028,384)	(8,506,707)	(3,589,840)

NET ASSETS	$54,658,372	$66,512,511	$24,042,668

Net Assets - Class A	$51,337,341	$54,905,539	$22,551,805
Net Assets - Class I	$3,321,031	$11,606,972	$1,490,863
Shares outstanding - Class A	4,826,168	5,956,288	2,476,067
Shares outstanding - Class I	311,908	1,259,173	163,617
Net asset value per share - Class A*	$10.64	$9.22	$9.11
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$10.91	$9.46	$9.34
Net asset value per share - Class I	$10.65	$9.22	$9.11

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2023

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$2,067,756	$333,136	$1,308,692
Total investment income	$2,067,756	$333,136	$1,308,692

EXPENSES
Investment advisory fees	$324,005	$53,046	$224,682
Distribution (12b-1) fees - Class A	141,951	25,165	104,013
Transfer agent fees	83,762	18,731	59,924
Administrative service fees	126,721	50,853	98,911
Professional fees	13,924	3,264	10,119
Reports to shareholders	6,091	265	3,019
License, fees, and registrations	2,437	3,413	2,638
Audit fees	11,336	1,773	8,469
Trustees’ fees	7,638	1,282	5,558
Transfer agent out-of-pockets	6,096	1,609	3,682
Custodian fees	7,487	614	4,747
Legal fees	7,355	1,177	5,415
Insurance expense	1,241	203	847
Total expenses	$740,044	$161,395	$532,024
Less expenses waived or reimbursed (See Note 7)	(125,158)	(58,758)	(100,193)
Total net expenses	$614,886	$102,637	$431,831

NET INVESTMENT INCOME (LOSS)	$1,452,870	$230,499	$876,861

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(2,717,925)	$(216,330)	$(2,090,598)
Net change in unrealized appreciation (depreciation) of investments	(252,005)	(224,837)	375,245
Net realized and unrealized gain (loss) on investments	$(2,969,930)	$(441,167)	$(1,715,353)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,517,060)	$(210,668)	$(838,492)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2023

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$1,802,709	$2,341,876	$791,616
Total investment income	$1,802,709	$2,341,876	$791,616

EXPENSES
Investment advisory fees	$287,655	$354,258	$129,333
Distribution (12b-1) fees - Class A	135,849	144,935	60,843
Transfer agent fees	75,038	91,022	37,040
Administrative service fees	116,543	135,192	72,213
Professional fees	14,558	16,253	6,932
Reports to shareholders	3,844	4,317	1,546
License, fees, and registrations	2,566	5,411	1,125
Audit fees	9,528	12,587	4,605
Trustees’ fees	7,128	8,745	3,132
Transfer agent out-of-pockets	3,624	5,501	3,669
Custodian fees	7,107	7,861	2,212
Legal fees	6,522	8,190	2,981
Insurance expense	1,036	1,366	452
Total expenses	$670,998	$795,638	$326,083
Less expenses waived or reimbursed (See Note 7)	(115,141)	(133,646)	(76,459)
Total net expenses	$555,857	$661,992	$249,624

NET INVESTMENT INCOME (LOSS)	$1,246,852	$1,679,884	$541,992

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(2,772,575)	$(2,794,690)	$(816,326)
Net change in unrealized appreciation (depreciation) of investments	487,683	219,231	(405,930)
Net realized and unrealized gain (loss) on investments	$(2,284,892)	$(2,575,459)	$(1,222,256)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,038,040)	$(895,575)	$(680,264)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2023

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,452,870	$230,499	$876,861
Net realized gain (loss) from investment transactions	(2,717,925)	(216,330)	(2,090,598)
Net change in unrealized appreciation (depreciation) of investments	(252,005)	(224,837)	375,245
Net increase (decrease) in net assets resulting from operations	$(1,517,060)	$(210,668)	$(838,492)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,253,336)	$(217,336)	$(803,106)
Distributions - Class I	(196,137)	(13,013)	(73,641)
Total distributions	$(1,449,473)	$(230,349)	$(876,747)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$4,249,058	$382,599	$3,682,600
Proceeds from sale of shares - Class I	1,726,976	33,600	2,061,042
Proceeds from reinvested dividends - Class A	1,118,537	185,993	714,865
Proceeds from reinvested dividends - Class I	107,385	9,058	67,316
Cost of shares redeemed - Class A	(8,026,129)	(1,240,456)	(19,396,160)
Cost of shares redeemed - Class I	(4,036,955)	(104,378)	(830,263)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,861,128)	$(733,584)	$(13,700,600)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(7,827,661)	$(1,174,601)	$(15,415,839)
NET ASSETS, BEGINNING OF PERIOD	71,259,038	11,509,855	52,299,478
NET ASSETS, END OF PERIOD	$63,431,377	$10,335,254	$36,883,639

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2023

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,246,852	$1,679,884	$541,992
Net realized gain (loss) from investment transactions	(2,772,575)	(2,794,690)	(816,326)
Net change in unrealized appreciation (depreciation) of investments	487,683	219,231	(405,930)
Net increase (decrease) in net assets resulting from operations	$(1,038,040)	$(895,575)	$(680,264)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,168,698)	$(1,347,141)	$(505,408)
Distributions - Class I	(76,912)	(330,337)	(35,641)
Total distributions	$(1,245,610)	$(1,677,478)	$(541,049)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,396,520	$5,115,925	$2,847,017
Proceeds from sale of shares - Class I	1,409,014	3,585,099	27,666
Proceeds from reinvested dividends - Class A	1,089,998	1,214,038	447,056
Proceeds from reinvested dividends - Class I	44,853	192,210	30,991
Cost of shares redeemed - Class A	(10,382,143)	(14,694,237)	(7,049,540)
Cost of shares redeemed - Class I	(1,233,673)	(7,460,667)	(129,054)
Net increase (decrease) in net assets resulting from capital share transactions	$(7,675,431)	$(12,047,632)	$(3,825,864)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(9,959,081)	$(14,620,685)	$(5,047,177)
NET ASSETS, BEGINNING OF PERIOD	64,617,453	81,133,196	29,089,845
NET ASSETS, END OF PERIOD	$54,658,372	$66,512,511	$24,042,668

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2022

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,361,978	$228,207	$853,852
Net realized gain (loss) from investment transactions	(853,717)	(77,940)	(497,949)
Net change in unrealized appreciation (depreciation) of investments	(5,907,986)	(1,175,301)	(4,094,076)
Net increase (decrease) in net assets resulting from operations	$(5,399,725)	$(1,025,034)	$(3,738,173)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,143,395)	$(215,030)	$(811,063)
Distributions - Class I	(217,596)	(13,127)	(42,753)
Total distributions	$(1,360,991)	$(228,157)	$(853,816)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$6,169,282	$726,606	$6,709,301
Proceeds from sale of shares - Class I	3,764,342	166,716	720,714
Proceeds from reinvested dividends - Class A	1,007,028	177,618	658,681
Proceeds from reinvested dividends - Class I	96,411	12,666	37,020
Cost of shares redeemed - Class A	(11,261,564)	(2,273,445)	(8,545,713)
Cost of shares redeemed - Class I	(2,944,204)	(497,239)	(546,250)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,168,705)	$(1,687,078)	$(966,247)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(9,929,421)	$(2,940,269)	$(5,558,236)
NET ASSETS, BEGINNING OF PERIOD	81,188,459	14,450,124	57,857,714
NET ASSETS, END OF PERIOD	$71,259,038	$11,509,855	$52,299,478

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2022

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,091,933	$1,555,207	$525,351
Net realized gain (loss) from investment transactions	(1,835,843)	(1,947,598)	(256,900)
Net change in unrealized appreciation (depreciation) of investments	(5,444,319)	(5,758,016)	(2,532,144)
Net increase (decrease) in net assets resulting from operations	$(6,188,229)	$(6,150,407)	$(2,263,693)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,022,127)	$(1,225,292)	$(490,770)
Distributions - Class I	(69,341)	(329,292)	(33,831)
Total distributions	$(1,091,468)	$(1,554,584)	$(524,601)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$6,373,760	$5,478,343	$2,967,752
Proceeds from sale of shares - Class I	442,253	3,392,972	49,314
Proceeds from reinvested dividends - Class A	955,468	1,091,927	432,548
Proceeds from reinvested dividends - Class I	47,809	140,429	29,494
Cost of shares redeemed - Class A	(16,061,803)	(14,637,192)	(4,053,928)
Cost of shares redeemed - Class I	(1,850,782)	(4,392,937)	(362,940)
Net increase (decrease) in net assets resulting from capital share transactions	$(10,093,295)	$(8,926,458)	$(937,760)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(17,372,992)	$(16,631,449)	$(3,726,054)
NET ASSETS, BEGINNING OF PERIOD	81,990,445	97,764,645	32,815,899
NET ASSETS, END OF PERIOD	$64,617,453	$81,133,196	$29,089,845

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”), seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital. KS Muni Fund and OK Muni Fund are diversified Funds. ME Muni Fund, NE Muni Fund, Tax-Free Fund for MT and Tax-Free Fund for ND are non-diversified Funds.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedules of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of July 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2023:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$63,356,781	$0	$63,356,781
	Short-Term Securities	1,676,781	0	0	1,676,781
	Total	$1,676,781	$63,356,781	$0	$65,033,562

ME Muni Fund	Municipal Bonds	$0	$9,109,857	$0	$9,109,857
	Short-Term Securities	1,176,533	0	0	1,176,533
	Total	$1,176,533	9,109,857	0	$10,286,390

NE Muni Fund	Municipal Bonds	$0	$35,883,793	$0	$35,883,793
	Short-Term Securities	777,645	0	0	777,645
	Total	$777,645	$35,883,793	$0	$36,661,438

OK Muni Fund	Municipal Bonds	$0	$53,765,828	$0	$53,765,828
	Short-Term Securities	368,069	0	0	368,069
	Total	$368,069	$53,765,828	$0	$54,133,897

Tax-Free	Municipal Bonds	$0	$65,874,539	$0	$65,874,539
Fund for MT	Short Term Investments	396,833	0	0	396,833
	Total	$396,833	$65,874,539	$0	$66,271,372

Tax-Free	Municipal Bonds	$0	$23,439,644	$0	$23,439,644
Fund for ND	Short-Term Securities	370,753			370,753
	Total	$370,753	$23,439,644	$0	$23,810,397

The Funds did not hold any Level 3 assets during the year ended July 31, 2023.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2023, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$21,568,504	$0	$8,462,730	$12,638,020	$11,233,744	$3,018,283
Sales	$24,858,538	$1,256,681	$21,569,957	$19,239,951	$21,306,215	$6,364,315

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Year Ended 7/31/2023:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	436,507	40,012	398,480	132,583	553,563	313,404
Shares issued from reinvestments	114,994	19,651	75,749	103,122	132,260	49,240
Shares redeemed	(824,350)	(130,656)	(2,043,460)	(981,562)	(1,601,158)	(774,308)
Net increase (decrease)	(272,849)	(70,992)	(1,569,232)	(745,857)	(915,334)	(411,664)

Class I
Shares sold	177,362	3,478	215,125	132,262	388,229	3,033
Shares issued from reinvestments	11,042	957	7,134	4,240	20,920	3,412
Shares redeemed	(415,247)	(10,947)	(88,759)	(116,135)	(808,560)	(14,250)
Net increase (decrease)	(226,843)	(6,512)	133,501	20,367	(399,411)	(7,805)

Year Ended 7/31/2022:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	579,311	68,212	644,520	547,168	553,778	293,319
Shares issued from reinvestments	95,487	17,229	65,076	83,285	111,198	43,827
Shares redeemed	(1,075,554)	(217,497)	(840,691)	(1,403,178)	(1,501,443)	(417,534)
Net increase (decrease)	(400,755)	(132,056)	(131,095)	(772,725)	(836,467)	(80,389)

Class I
Shares sold	353,930	16,819	72,937	38,350	342,620	5,181
Shares issued from reinvestments	9,168	1,216	3,651	4,142	14,298	2,981
Shares redeemed	(284,457)	(46,405)	(54,315)	(159,952)	(444,104)	(36,375)
Net increase (decrease)	78,641	(28,370)	22,274	(117,460)	(87,185)	(28,214)

NOTE 6: Income Tax Information

At July 31, 2023, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$66,752,136	$10,973,536	$37,684,122	$55,317,100	$66,936,363	$25,471,666
Unrealized appreciation	$532,441	$9,000	$239,200	$318,190	$491,699	$80,097
Unrealized depreciation	(2,251,016)	(696,146)	(1,261,884)	(1,501,393)	(1,156,690)	(1,741,366)
Net unrealized depreciation*	$(1,718,575)	$(687,146)	$(1,022,684)	$(1,183,203)	$(664,991)	$(1,661,269)

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/23:	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt income	$1,428,595	$212,911	$863,940	$1,226,095	$1,653,189	$529,947
Taxable income	$12,308	16,767	13,164	16,980	16,048	10,797
Total Income	$1,440,903	$229.678	$877,104	$1,243,075	$1,669,237	$540,744

Year ended 7/31/22:
Tax-exempt income	$1,369,608	$228,854	$864,378	$1,092,194	$1,567,933	$523,588

As of July 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$20,353	$3,323	$8,498	$9,079	$19,637	$5,998
Distributions payable	(20,347)	(3,291)	(8,496)	(9,072)	(19,528)	(6,024)
Accumulated capital and other losses	(4,122,158)	(719,944)	(3,524,039)	(4,845,188)	(7,841,825)	(1,928,545)
Unrealized appreciation/ (depreciation)*	(1,718,575)	(687,146)	(1,022,684)	(1,183,203)	(664,991)	(1,661,269)
Total accumulated earnings/(deficit)	$(5,840,727)	$(1,407,058)	$(4,546,721)	$(6,028,384)	$(8,506,707)	$(3,589,840)

The Funds’ capital loss carryforward amounts as of July 31, 2023 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$1,276,583	$477,686	$1,227,082	$1,448,654	$3,137,817	$873,508
Non-expiring L-T losses	2,845,575	242,258	2,296,957	3,396,534	4,704,008	1,055,037
Total	$4,122,158	$719,944	$3,524,039	$4,845,188	$7,841,825	$1,928,545

Capital loss carryforward utilized	$0	$0	$0	$0	$0	$0

There were no reclassifications between distributable earnings/(accumulated losses) and paid-in capital for the Funds for the year ended July 31, 2023.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2023 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2023, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Twelve Months Ended 7/31/2023			Payable 7/31/2023
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$324,005	$125,158	$0	$26,933	$9,618	$0
ME Muni Fund	$53,046	$53,046	$5,712	$4,397	$4,397	$339
NE Muni Fund	$224,682	$100,193	$0	$15,693	$7,062	$0
OK Muni Fund	$287,655	$115,141	$0	$23,376	$7,570	$0
Tax-Free Fund for MT	$354,258	$133,646	$0	$28,352	$9,130	$0
Tax-Free Fund for ND	$129,333	$76,459	$0	$10,225	$5,716	$0

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts subject to recoupment and dates of expiration are as follows:

	7/31/2024	7/31/2025	7/31/2026
	Amount	Amount	Amount	Total
KS Muni Fund	$125,783	$129,582	$125,158	$380,523
ME Muni Fund	$63,574	$62,715	$58,758	$185,047
NE Muni Fund	$109,033	$107,280	$100,193	$316,506
OK Muni Fund	$122,886	$128,239	$115,141	$366,266
Tax-Free Fund for MT	$142,929	$143,955	$133,646	$420,530
Tax Free Fund for ND	$79,584	$79,832	$76,459	$235,875

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets for Class A shares. Certain Officers of the Funds are also Officers and Governors of IFD.

	Twelve Months Ended 7/31/2023			Payable 7/31/2023
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$21,659	$2,784	$141,951	$11,799
ME Muni Fund - A	$507	$0	$25,165	$2,089
NE Muni Fund - A	$13,409	$0	$104,013	$7,051
OK Muni Fund - A	$7,009	$1,811	$135,849	$10,971
Tax-Free Fund for MT - A	$11,118	$452	$144,935	$11,701
Tax-Free Fund for ND - A	$895	$10,970	$60,843	$4,792

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and an additional fee of $1,000 per month for each additional share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Twelve Months Ended 7/31/2023		Payable 7/31/2023
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$89,858	$126,721	$9,345	$10,599
ME Muni Fund	$20,340	$50,853	$2,279	$4,289
NE Muni Fund	$63,606	$98,911	$6,131	$7,451
OK Muni Fund	$78,662	$116,543	$8,112	$9,603
Tax-Free Fund for MT	$96,523	$135,192	$10,211	$10,996
Tax-Free Fund for ND	$40,709	$72,213	$5,073	$5,921

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

KANSAS MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$10.17	$11.08	$11.15	$10.83	$10.53

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.22	$0.18	$0.19	$0.23	$0.29
Net realized and unrealized gain (loss) on investments (2)	(0.42)	(0.91)	(0.07)	0.32	0.30
Total from investment operations	$(0.20)	$(0.73)	$0.12	$0.55	$0.59

Distributions from net investment income	$(0.22)	$(0.18)	$(0.19)	$(0.23)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$9.75	$10.17	$11.08	$11.15	$10.83

Total Return (excludes any applicable sales charge)	(1.98%)	(6.62%)	1.05%	5.11%	5.69%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$55,633	$60,816	$70,686	$63,309	$52,936
Ratio of expenses to average net assets after waivers (3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.17%	1.15%	1.15%	1.17%	1.18%
Ratio of net investment income to average net assets (3)	2.21%	1.75%	1.67%	2.06%	2.74%
Portfolio turnover rate	33.60%	15.28%	4.30%	15.21%	28.75%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$10.17	$11.08	$11.15	$10.83	$10.54

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.24	$0.20	$0.21	$0.25	$0.32
Net realized and unrealized gain (loss) on investments (2)	(0.42)	(0.91)	(0.07)	0.32	0.29
Total from investment operations	$(0.18)	$(0.71)	$0.14	$0.57	$0.61

Distributions from net investment income	$(0.24)	$(0.20)	$(0.21)	$(0.25)	$(0.32)

NET ASSET VALUE, END OF PERIOD	$9.75	$10.17	$11.08	$11.15	$10.83

Total Return (excludes any applicable sales charge)	(1.74%)	(6.38%)	1.30%	5.36%	5.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$7,798	$10,443	$10,503	$6,756	$5,413
Ratio of expenses to average net assets after waivers (3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.92%	0.90%	0.90%	0.92%	0.93%
Ratio of net investment income to average net assets (3)	2.46	1.97%	1.92%	2.31%	2.99%
Portfolio turnover rate	33.60%	15.28%	4.30%	15.21%	28.75%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.87	$10.89	$10.97	$10.85	$10.64

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.21	$0.18	$0.19	$0.21	$0.26
Net realized and unrealized gain (loss) on investments (2)	(0.38)	(1.02)	(0.08)	0.12	0.21
Total from investment operations	$(0.17)	$(0.84)	$0.11	$0.33	$0.47

Distributions from net investment income	$(0.21)	$(0.18)	$(0.19)	$(0.21)	$(0.26)

NET ASSET VALUE, END OF PERIOD	$9.49	$9.87	$10.89	10.97	10.85

Total Return (excludes any applicable sales charge)	(1.74%)	(7.74%)	1.00%	3.08%	4.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$9,818	$10,908	$13,477	$14,573	$14,622
Ratio of expenses to average net assets after waivers (3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.53%	1.46%	1.40%	1.40%	1.41%
Ratio of net investment income to average net assets (3)	2.16%	1.76%	1.73%	1.94%	2.40%
Portfolio turnover rate	0.00%	9.66%	15.80%	22.13%	7.56%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.87	$10.89	$10.98	$10.85	$10.65

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.23	$0.21	$0.22	$0.24	$0.28
Net realized and unrealized gain (loss) on investments (2)	(0.38)	(1.02)	(0.09)	0.13	0.20
Total from investment operations	$(0.15)	$(0.81)	$0.13	$0.37	$0.48

Distributions from net investment income	$(0.23)	$(0.21)	$(0.22)	$(0.24)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$9.49	$9.87	$10.89	$10.98	$10.85

Total Return (excludes any applicable sales charge)	(1.50%)	(7.52%)	1.16%	3.43%	4.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$517	$602	$973	$1,063	$570
Ratio of expenses to average net assets after waivers (3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	1.28%	1.21%	1.15%	1.15%	1.16%
Ratio of net investment income to average net assets (3)	2.41%	2.01%	1.98%	2.19%	2.65%
Portfolio turnover rate	0.00%	9.66%	15.80%	22.13%	7.56%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.81	$10.64	$10.77	$10.58	$10.25

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.19	$0.15	$0.17	$0.21	$0.24
Net realized and unrealized gain (loss) on investments (2)	(0.34)	(0.83)	(0.13)	0.19	0.33
Total from investment operations	$(0.15)	$(0.68)	$0.04	$0.40	$0.57

Distributions from net investment income	$(0.19)	$(0.15)	$(0.17)	$(0.21)	$(0.24)

NET ASSET VALUE, END OF PERIOD	$9.47	$9.81	$10.64	$10.77	$10.58

Total Return (excludes any applicable sales charge)	(1.56%)	(6.39%)	0.38%	3.81%	5.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$33,188	$49,780	$55,363	$51,557	$44,793
Ratio of expenses to average net assets after waivers (3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.20%	1.17%	1.18%	1.19%	1.21%
Ratio of net investment income to average net assets (3)	1.93%	1.51%	1.59%	1.96%	2.33%
Portfolio turnover rate	19.33%	26.33%	8.21%	13.06%	8.20%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.81	$10.63	$10.76	$10.57	$10.25

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.21	$0.18	$0.20	$0.23	$0.27
Net realized and unrealized gain (loss) on investments (2)	(0.34)	(0.82)	(0.13)	0.19	0.32
Total from investment operations	$(0.13)	$(0.64)	$0.07	$0.42	$0.59

Distributions from net investment income	$(0.21)	$(0.18)	$(0.20)	$(0.23)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$9.47	$9.81	$10.63	$10.76	$10.57

Total Return (excludes any applicable sales charge)	(1.32%)	(6.07%)	0.63%	4.07%	5.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,695	$2,520	$2,495	$1,660	$1,071
Ratio of expenses to average net assets after waivers (3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.95%	0.92%	0.93%	0.94%	0.96%
Ratio of net investment income to average net assets (3)	2.18%	1.76%	1.84%	2.21%	2.58%
Portfolio turnover rate	19.33%	26.33%	8.21%	13.06%	8.20%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$11.02	$12.14	$12.08	$11.86	$11.47

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.23	$0.17	$0.18	$0.24	$0.29
Net realized and unrealized gain (loss) on investments (2)	(0.38)	(1.12)	0.06	0.22	0.39
Total from investment operations	$(0.15)	$(0.95)	$0.24	0.46	0.68

Distributions from net investment income	$(0.23)	$(0.17)	$(0.18)	$(0.24)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.64	$11.02	$12.14	$12.08	$11.86

Total Return (excludes any applicable sales charge)	(1.34%)	(7.88%)	2.03%	3.92%	5.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$51,337	$61,402	$77,021	$62,321	$44,534
Ratio of expenses to average net assets after waivers (3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.18%	1.15%	1.14%	1.17%	1.20%
Ratio of net investment income to average net assets (3)	2.16%	1.45%	1.51%	1.99%	2.46%
Portfolio turnover rate	22.50%	38.98%	11.13%	13.69%	18.37%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$11.03	$12.15	$12.09	$11.87	$11.48

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.26	$0.20	$0.21	$0.27	$0.31
Net realized and unrealized gain (loss) on investments (2)	(0.38)	(1.12)	0.06	0.22	0.39
Total from investment operations	$(0.12)	$(0.92)	$0.27	$0.49	$0.70

Distributions from net investment income	$(0.26)	$(0.20)	$(0.21)	$(0.27)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$10.65	$11.03	$12.15	$12.09	$11.87

Total Return (excludes any applicable sales charge)	(1.09%)	(7.64%)	2.29%	4.18%	6.24%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,321	$3,216	$4,970	$4,799	$3,420
Ratio of expenses to average net assets after waivers (3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.93%	0.90%	0.89%	0.92%	0.95%
Ratio of net investment income to average net assets (3)	2.41%	1.70%	1.76%	2.25%	2.71%
Portfolio turnover rate	22.50%	38.98%	11.13%	13.69%	18.37%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.51	$10.34	$10.35	$10.18	$9.86

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.22	$0.17	$0.17	$0.22	$0.25
Net realized and unrealized gain (loss) on investments (2)	(0.29)	(0.83)	(0.01)	0.17	0.32
Total from investment operations	$(0.07)	$(0.66)	$0.16	$0.39	$0.57

Less Distributions:
Dividends from net investment income	$(0.22)	$(0.17)	$(0.17)	$(0.22)	$(0.25)
Total distributions	$(0.22)	$(0.17)	$(0.17)	$(0.22)	$(0.25)

NET ASSET VALUE, END OF PERIOD	$9.22	$9.51	$10.34	$10.35	$10.18

Total Return (excludes any applicable sales charge)	(0.76%)	(6.46%)	1.57%	3.89%	5.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$54,906	$65,357	$79,710	$72,738	$60,520
Ratio of expenses to average net assets after waivers (3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.17%	1.14%	1.13%	1.15%	1.17%
Ratio of net investment income to average net assets (3)	2.33%	1.68%	1.65%	2.15%	2.54%
Portfolio turnover rate	16.20%	26.78%	12.00%	10.52%	19.78%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.51	$10.34	$10.35	$10.18	$9.86

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.24	$0.19	$0.20	$0.25	$0.28
Net realized and unrealized gain (loss) on investments (2)	(0.29)	(0.83)	(0.01)	0.17	0.32
Total from investment operations	$(0.05)	$(0.64)	$0.19	$0.42	$0.60

Less Distributions:
Dividends from net investment income	$(0.24)	$(0.19)	$(0.20)	$(0.25)	$(0.28)
Total distributions	$(0.24)	$(0.19)	$(0.20)	$(0.25)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$9.22	$9.51	$10.34	$10.35	$10.18

Total Return (excludes any applicable sales charge)	(0.51%)	(6.21%)	1.82%	4.15%	6.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$11,607	$15,776	$18,055	$13,456	$9,305
Ratio of expenses to average net assets after waivers (3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.92%	0.89%	0.88%	0.90%	0.92%
Ratio of net investment income to average net assets (3)	2.58%	1.93%	1.90%	2.40%	2.80%
Portfolio turnover rate	16.20%	28.67%	12.00%	10.52%	19.78%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.51	$10.36	$10.39	$10.31	$10.07

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.19	$0.16	$0.19	$0.23	$0.27
Net realized and unrealized gain (loss) on investments (2)	(0.40)	(0.85)	(0.03)	0.08	0.24
Total from investment operations	$(0.21)	$(0.69)	$0.16	$0.31	$0.51

Less Distributions:
Dividends from net investment income	$(0.19)	$(0.16)	$(0.19)	$(0.23)	$(0.27)
Total distributions	$(0.19)	$(0.16)	$(0.19)	$(0.23)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$9.11	$9.51	$10.36	$10.39	$10.31

Total Return (excludes any applicable sales charge)	(2.18%)	(6.70%)	1.57%	3.06%	5.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$22,552	$27,459	$30,747	$28,719	$22,508
Ratio of expenses to average net assets after waivers (3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.28%	1.23%	1.24%	1.26%	1.32%
Ratio of net investment income to average net assets (3)	2.08%	1.63%	1.85%	2.25%	2.63%
Portfolio turnover rate	12.19%	22.82%	22.02%	21.95%	23.16%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
NET ASSET VALUE, BEGINNING OF PERIOD	$9.51	$10.36	$10.39	$10.32	$10.07

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.21	$0.19	$0.22	$0.26	$0.29
Net realized and unrealized gain (loss) on investments (2)	(0.40)	(0.85)	(0.03)	0.07	0.25
Total from investment operations	$(0.19)	$(0.66)	$0.19	$0.33	$0.54

Less Distributions:
Dividends from net investment income	$(0.21)	$(0.19)	$(0.22)	$(0.26)	$(0.29)
Total distributions	$(0.21)	$(0.19)	$(0.22)	$(0.26)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$9.11	$9.51	$10.36	$10.39	$10.32

Total Return (excludes any applicable sales charge)	(1.94%)	(6.46%)	1.83%	3.22%	5.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,491	$1,631	$2,069	$2,150	$2,132
Ratio of expenses to average net assets after waivers (3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	1.03%	0.98%	0.99%	1.01%	1.09%
Ratio of net investment income to average net assets (3)	2.33%	1.88%	2.10%	2.50%	2.88%
Portfolio turnover rate	12.19%	22.82%	22.02%	21.95%	23.16%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Viking Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Viking Mutual Funds comprising Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (the “Funds”) as of July 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Viking Fund Management since 2009.

COHEN & COMPANY, LTD.

Cleveland, Ohio

September 29, 2023

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	1/31/23	7/31/23	Period*	Ratio
Kansas Municipal Fund
Actual - Class A	$1,000.00	$999.90	$4.86	0.98%
Actual - Class I	$1,000.00	$999.91	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Maine Municipal Fund
Actual - Class A	$1,000.00	$999.95	$4.86	0.98%
Actual - Class I	$1,000.00	$999.96	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Nebraska Municipal Fund
Actual - Class A	$1,000.00	$999.90	$4.86	0.98%
Actual - Class I	$1,000.00	$999.92	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Oklahoma Municipal Fund
Actual - Class A	$1,000.00	$999.93	$4.86	0.98%
Actual - Class I	$1,000.00	$999.95	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Viking Tax-Free Fund of Montana
Actual - Class A	$1,000.00	$999.95	$4.86	0.98%
Actual - Class I	$1,000.00	$999.96	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Viking Tax-Free Fund of North Dakota
Actual - Class A	$1,000.00	$999.90	$4.86	0.98%
Actual - Class I	$1,000.00	$999.91	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 181 days in the one-half year period, and divided by 365 days in the fiscal year (to reflect the one-half year period).

LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Viking Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources. The Viking Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Viking Fund Management Inc. ("Viking"), as the administrator of the LRMP.

Viking manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis.

At a meeting held on April 28, 2023, Viking provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Viking concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Viking to oversee and manage liquidity risk and ensure the Funds are able to meet redemption requests without significant dilution to the remaining investors’ interest in the Funds. During the review period, the Funds’ portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Funds reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Viking indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

BOARD OF TRUSTEES AND OFFICERS (unaudited)

The Board of Trustees (“Board”) of the Funds consists of four Trustees (the “Trustees”). These same individuals, unless otherwise noted, also serve as trustees for the six series of The Integrity Funds. Three Trustees are not “interested persons” (75% of the total) as defined under the 1940 Act (the “Independent Trustees”). The remaining Trustee is “interested” (the “Interested Trustees”) by virtue of his affiliation with Viking Fund Management, LLC and its affiliates.”

For the purposes of this section, the “Fund Complex” consists of the six series of The Integrity Funds and the six series of Viking Mutual Funds.

Each Trustee serves a Fund until its termination; or until the Trustee’s retirement, resignation, or death; or otherwise as specified in the Funds’ organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Funds.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Wade A. Dokken Birth date: March 3, 1960 Began serving: February 2016 Funds overseen: 11 funds

Principal occupation(s): Member, WealthVest Financial Partners (2009 to present); Co-President, WealthVest Marketing (2009 to present), Trustee: Integrity Managed Portfolios (2016 to 2018), The Integrity Funds (2016 to present), and Viking Mutual Funds (2016 to present)

Other Directorships Held: Not Applicable

R. James Maxson Birth date: December 12, 1947 Began serving: June 2003 Funds overseen: 11 funds

Principal occupation(s): Attorney: Maxson Law Office P.C. (2002 to 2019); Trustee: Integrity Managed Portfolios (1999 to 2018), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Peoples State Bank of Velva

Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 11 funds

Principal occupation(s): Minot State University (1999 to present); Trustee: Integrity Managed Portfolios (2006 to 2018), The Integrity Funds (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

The Statement of Additional Information (“SAI”) contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Robert E. Walstad(1) Chairman Birth date: August 16, 1944 Began serving: June 2003 Funds overseen: 11 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Trustee and Chairman: Integrity Managed Portfolios (1996 to 2018), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

(1) Trustee who is an “interested person” of the Funds as defined in the 1940 Act. Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors, LLC the parent company of Viking Fund Management, Integrity Fund Services, and Integrity Fund Distributors.

The SAI contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 1999

Principal occupation(s): Governor, CEO, and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present) and Senior Portfolio Manager (1999 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President: Integrity Managed Portfolios (2009 to 2018), The Integrity Funds (2009 to present), and Viking Mutual Funds (1999 to present)

Other Directorships Held: Minot Area Community Foundation

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: June 2003

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney (inactive); Vice President: Integrity Managed Portfolios (1996 to 2018); The Integrity Funds (2003 to present); and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

Shelly Nahrstedt Treasurer Birth date: August 31, 1961 Began serving: August 2020

Principal occupation(s): Chief Operating Officer, Integrity Fund Services, LLC, and Treasurer, The Integrity Funds (2020 to present); Director of Financial Fund Administration, PNC Capital Advisors, LLC, and Treasurer, PNC Funds (2018-2019); Director, Cohen & Company (2003-2018).

Other Directorships Held: Not applicable

Brent M. Wheeler Secretary and Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: MF CCO: October 2005 Secretary: October 2009

Principal occupation(s): Mutual Fund Chief Compliance Officer: Integrity Managed Portfolios (2005 to 2018), The Integrity Funds, (2005 to present), and Viking Mutual Funds (2009 to present); Secretary: Integrity Managed Portfolios (2009 to 2018), The Integrity Funds and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

The SAI contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

PRIVACY POLICY

Rev. 11/2017

FACTS	WHAT DOES INTEGRITY VIKING FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•         Social Security number, name, address

•         Account balance, transaction history, account transactions

•         Investment experience, wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Integrity Viking Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Integrity Viking Funds share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-800-601-5593 or go to www.integrityvikingfunds.com

PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Integrity Viking Funds (a family of investment companies)

What we do
How does Integrity Viking Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We

•         train employees on privacy, information security and protection of client information.

•         limit access to nonpublic personal information to those employees requiring such information in performing their job functions.

How does Integrity Viking Funds collect my personal information?

We collect your personal information, for example, when you:

•         open an account or seek financial or tax advice

•         provide account information or give us your contact information

•         make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•         sharing for affiliates’ everyday business purposes-information about your creditworthiness

•         affiliates from using your information to market to you

•         sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies

•         The Integrity Funds

•         Viking Mutual Funds

•         Corridor Investors, LLC

•         Viking Fund Management, LLC

•         Integrity Funds Distributor, LLC

•         Integrity Fund Services, LLC

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Integrity Viking Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Integrity Viking Funds doesn’t jointly market.

Integrity Viking Funds includes:

•         The Integrity Funds

•         Viking Mutual Funds

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(s). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT(s) and N-CSR(s) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-PORT(s) and N-CSR(s) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Dividend Summit Fund

Integrity Growth & Income Fund

Integrity Mid-North American Resources Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Government Bond Fund

Integrity Short Term Government Fund

Item 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant’s principal executive officer and principal financial officer (herein referred to as the “Code”). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Integrity Viking Funds website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen Fund Audit Services, Ltd. (“Cohen”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $48,297 for the year ended July 31, 2023 and $53,135 for the year ended July 31, 2022.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2023 and $0 for the year ended July 31, 2022.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $15,275 for the year ended July 31, 2023, and $15,000 for the year ended July 31, 2022. Such services included review of excise distribution calculations (if applicable), preparation of the Trust’s federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)	Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by Cohen’s full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant’s Independence: The registrant’s auditor did not provide any non-audit services to the registrant’s investment adviser or any entity controlling, controlled by, or controlled with the registrant’s investment adviser that provides ongoing services to the registrant.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	Code of ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99. CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99. CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

Date: October 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

Date: October 4, 2023

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

Date: October 4, 2023